Income Tax - Income Tax Expense in Consolidated Income Statements (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC income tax
Provision for the year	¥ 2,280	¥ 2,203	¥ 1,700
(Over) /under-provision in prior year	(2)	47	(41)
Current tax expense	2,278	2,250	1,659
Deferred tax (Note 30)
Origination and reversal of temporary differences	(302)	(487)	(359)
Tax expense	¥ 1,976	¥ 1,763	¥ 1,300